PGIM Jennison International Core Equity ETF Expense Example - PGIM Jennison International Core Equity ETF - No Share Class	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	$ 74